Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property and equipment gross	$ 27,722,796	$ 9,698,046
Less: accumulated depreciation	(15,498,214)	(6,249,937)
Property and equipment, net	12,224,582	3,448,109
Buildings and improvements [Member]
Property and equipment
Property and equipment gross	1,188,006	1,160,259
Computer and office equipment [Member]
Property and equipment
Property and equipment gross	446,033	21,122
Revenue equipment – trucking [Member]
Property and equipment
Property and equipment gross	16,107,826	$ 8,516,665
Revenue equipment – car rental [Member]
Property and equipment
Property and equipment gross	$ 9,980,931